UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21504
                                                     ---------

                 Advent/Claymore Enhanced Growth & Income Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                                  Rodd Baxter
                    1065 Avenue of the Americas, 31st Floor
                               New York, NY 10018
                               ------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700

                      Date of fiscal year end:  October 31
                                                ----------

             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21504
Reporting Period: 07/01/2009 - 06/30/2010
Advent/Claymore Enhanced Growth & Income Fund









================ ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND =================


AT&T INC.

Ticker:       T              Security ID:  00206R102
Meeting Date: APR 30, 2010   Meeting Type: Annual Shareholder
Record Date:  MAR 2, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director - Randall L.       For       For          Management
      Stephenson
1b    Election of Director - Gilbert F.       For       For          Management
      Amelio
1c    Election of Director - Reuben V.        For       For          Management
      Anderson
1d    Election of Director - James H.         For       For          Management
      Blanchard
1e    Election of Director - Jaime Chico      For       For          Management
      Pardo
1f    Election of Director - James P. Kelly   For       For          Management
1g    Election of Director - Jon C. Madonna   For       For          Management
1h    Election of Director - Lynn M. Martin   For       For          Management
1i    Election of Director - John B. Mccoy    For       For          Management
1j    Election of Director - Joyce M. Roche   For       For          Management
1k    Election of Director - Laura D'Andrea   For       For          Management
1l    Election of Director - Patricia P.      For       For          Management
      Upton
2     Ratification of appointment of          For       For          Management
      independent auditors
3     Cumulative voting                       Against   Against      Shareholder
4     Pension credit policy                   Against   For          Shareholder
5     Advisory vote on compensation           Against   Against      Shareholder
6     Special Stockholder meetings            Against   Against      Shareholder


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BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505104
Meeting Date: FEB 23, 2010   Meeting Type: Special Meeting
Record Date:  JAN 7, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     A proposal to adopt an amendment to the For       For          Management
      Bank  of America Corporation amended
      and restated certificate of
      incorporation to increase the number of
      authorized shares of common stock from
      10 billion to 11.3 billion
2     A proposal to approve the adjournment   For       For          Management
      of the special meeting if necessary or
      appropriate, to solicit additional
      proxies, in the event that there are
      not sufficient votes at the time of the
      special meeting to approve the proposal
      set forth in item 1


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RADIOSHACK CORPORATION

Ticker:       RSH            Security ID:  750438103
Meeting Date: MAY 24, 2010   Meeting Type: Annual Shareholder
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director - Frank J. Belatti For       For          Management
1b    Election of Director - Julian C. Day    For       For          Management
1c    Election of Director - Daniel R. Feehan For       For          Management
1d    Election of Director - H. Eugene        For       For          Management
      Lockhart
1e    Election of Director - Jack L. Messman  For       For          Management
1f    Election of Director - Thomas G.        For       For          Management
      Plaskett
1g    Election of Director - Edwina D.        For       For          Management
      Woodbury
2     Ratification of the appointment of      For       For          Management
      Pricewaterhousecoopers Lip as
      independent registered public
      accounting firm of RadioShack corp. to
      serve for the 2010 Fiscal year.


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SOMAXON PHARMACEUTICALS

Ticker:       SOMX           Security ID:  834453102
Meeting Date: JUN 9, 2010    Meeting Type: Annual Shareholder
Record Date:  APR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director: all nominees      For       For          Management
      Richard W. Pascoe
1b    Election of Director: Kurt Von Emster   For       For          Management
2     Ratification of the selection of        For       For          Management
      Pricewaterhousecoopers LLP as Somaxon's
      independent registered public
      accounting firm for the fiscal year
      ending December 31, 2010


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TEVA PHARMACEUTICAL INDUSTRIES

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUN 29, 2010   Meeting Type: Annual Shareholder
Record Date:  MAY 24, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the board of directors'      For       For          Management
      recommendation that the cash dividend
      for the year ended Dec. 31 2009, which
      was paid in four installments and
      aggregated NIS 2.50 (approximately
      US$0.642, According to the applicable
      exchange rates) Per ordinary share(o
2a    Election of Director: Mr. Abraham E.    For       For          Management
      Cohen
2b    Election of Director: Mr. Amir Elstein  For       For          Management
2c    Election of Director: Prof. Roger       For       For          Management
      Kornberg
2d    Election of Director: Prof. Moshe Many  For       For          Management
2e    Election of Director: Mr. Dan Propper   For       For          Management
3     To appoint Kesselman & Kesselman, a     For       For          Management
      member of Pricewaterhousecoopers int.
      ltd., as the company's independent
      registered public accounting firm until
      the 2011 annual meeting of shareholders
      and to authorize the board of directors
      to determine their compens
4     To approve the company's 2010 long-term For       For          Management
      equity based incentive plan
5a    To approve remuneration of Dr. Phillip  For       For          Management
      Frost in his capacity as chairman of
      the board, effective as of March 9,
      2010, in the amount of his equivalent
      of USD 385,702 (as of 3/9/10) per
      annum, plus VAT (as applicable) as
      adjusted by the Israeli consumer pri
5b    To approve the remuneration of Prof.    For       For          Management
      Moshe Many, in his capacity as Vice
      Chairman of the board of Teva,
      effective as of March 9, 2010, in the
      amount of the nis equivalent of USD
      150,000 (as of March, 9, 2010) per
      annum, plus vat (as applicable), as
      adjust
5c    To approve the remuneration of Prof.    For       For          Management
      Roger Kornberg, in his capacity as
      director of Teva, effective as of March
      10, 2010, in the amount of the nis
      equivalent of USD 150,000 (as of March,
      10, 2010) per annum, plus vat (as
      applicable), as adjusted by the Is
6     To approve an increase in the           For       For          Management
      registered share capital of the company
      by nis 100,000,000 to a total of Nis
      250,000,000 by the creation of
      1,000,000,000 additional ordinary
      shares of par value nis 0.1 each, and
      the amendment of the company's
      incorporation


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WELLS FARGO & COMPANY

Ticker:       WFC            Security ID:  949746101
Meeting Date: APR 27, 2010   Meeting Type: Annual Shareholder
Record Date:  FEB 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director: John D. Baker II  For       For          Management
1b    Election of Director: John S. Chen      For       For          Management
1c    Election of Director: Lloyd H. Dean     For       For          Management
1d    Election of Director: Susan E. Engel    For       For          Management
1e    Election of Director: Enrique           For       For          Management
      Hernandez, Jr.
1f    Election of Director: Donald M. James   For       For          Management
1g    Election of Director: Richard D.        For       For          Management
      Mccormick
1h    Election of Director: Mackey J.         For       For          Management
      McDonald
1i    Election of Director: Cynthia H.        For       For          Management
      Milligan
1j    Election of Director: Nicholas G. Moore For       For          Management
1k    Election of Director: Philip J. Quigley For       For          Management
1l    Election of Director: Judith M. Runstad For       For          Management
1m    Election of Director: Stephen W. Sanger For       For          Management
1n    Election of Director: Robert K. Steel   For       For          Management
1o    Election of Director: John G. Stumpf    For       For          Management
1p    Election of Director: Susan G. Swenson  For       For          Management
2     Proposal to approve a non-binding       For       For          Management
      advisory resolution regarding the
      compensation of the company's names
      executives
3     Proposal to approve an amendment to the For       For          Management
      company's certificate of incorporation
      to increase the company's authorized
      shares of common stock from 6 billion
      to 9 billion
4     Proposal to ratify the appointment of   For       For          Management
      KPMG LLP as independent auditors for
      2010
5     Stockholder proposal regarding an       Against   Against      Shareholder
      advisory vote on executive and director
      compensation
6     Stockholder proposal regarding a policy Against   Against      Shareholder
      to require an independent chairman
7     Stockholder proposal regarding a report Against   Abstain      Shareholder
      on charitable contributions
8     Stockholder proposal regarding a report Against   Abstain      Shareholder
      on political contributions


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WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387102
Meeting Date: MAY 6, 2010    Meeting Type: Annual Shareholder
Record Date:  MAR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Election of Director:Thomas L. Aller    For       For          Management
1b    Election of Director:Thomas P. Briggs   For       For          Management
2     To approve amendment to increase # of   For       For          Management
      authorized shares of common stock
3     Ratification of appointment of Deloitte For       For          Management
      & Touche LLP as the Independent
      registered public accounting firm for
      2010


========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent/Claymore Enhanced Growth & Income Fund
---------------------------------------------


By:       /s/ Tracy V. Maitland
        -----------------------------
Name:     Tracy V. Maitland
Title:    President and Chief Executive Officer
Date:     August 20, 2010